Commitments and Contingent Liabilities (Details) $ in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 CAD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CAD ($)	Dec. 31, 2024 CAD ($)
Commitments and Contingent Liabilities [Line Items]
Customer prepayments	$ 212,700		$ 212,700			$ 243,000
Defense costs (in Dollars)				$ 50
Interest penalties	$ 53,631	$ 61,942	110,295		$ 126,372
PSP [Member]
Commitments and Contingent Liabilities [Line Items]
Interest penalties			$ 105,000